Accounts payable	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Accounts payable
22.	ACCOUNTS PAYABLE

	2019		2018		2017
	Noncurrent	Current	Noncurrent	Current	Noncurrent	Current
Trade payable and related parties (1)	1,869	145,942	2,227	81,450	168	44,520
Guarantee deposits	21	704	19	492	17	441
Payables with partners of JO	575	851	1,127	324	—	122
Miscellaneous	—	1,098	—	1,959	—	828

	2,465	148,595	3,373	84,225	185	45,911

(1)	For more information about related parties, see Note 35.